Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2025
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Assets and Liabilities Held for Sale
39.	Assets and Liabilities Held for Sale
Assets and liabilities held for sale as of December 31, 2025 and 2024 are as follows:

(In millions of won)
		December 31, 2025		December 31, 2024
Assets:
Disposal Groups(*1)	Cash and cash equivalents		₩27,569	22,986
	Accounts receivable – trade and other, net		23,591	71,401
	Prepaid expenses		1,877	1,127
	Inventories, net		6,278	3,740
	Property and equipment, net		10,866	17,412
	Investment property, net		—	1,719
	Intangible assets, net		17,795	5,655
	Right of use, net		2,646	—
	Goodwill		—	2,516
	Financial instrument		45,003	10
	Deferred tax assets		4,916	—
	Defined benefit assets		1,981	7,601
	Advanced payments and others		80	17,559
Investments in associates	F&U Credit information Co., Ltd.(*2)		—	11,138
	Daekyo Wipoongdangdang Contents Korea Fund		746	746
Long-term investment securities	Digital Content Korea Fund		—	3,395
	Central Fusion Content Fund		—	883
	P&I Cultural Innovation Fund		—	818
Property and equipment	—		141	6,133

		₩	143,489	174,839

Liabilities:
Disposal Groups(*1)	Accounts payable – other		38,637	82,206
	Withholdings		16,863	16,161
	Lease liabilities		2,910	2,745
	Contract liabilities		43	1,261
	Provisions		275	1,924
	Other current liabilities		3,885	1,904
	Current tax liabilities		4,495	—
	Deferred tax liabilities		—	151

		₩	67,108	106,352

(*1)
For the year ended December 31, 2025, the Group decided to dispose of the shares of SK stoa Co., Ltd. and Media S Co., Ltd., the consolidated subsidiaries. Accordingly, the assets and liabilities of SK stoa Co., Ltd. And Media S Co., Ltd. were reclassified as assets and liabilities held for sale.

(*2)	The Group disposed of its shares in F&U Credit information Co., Ltd., resulting in a gain of ₩7,367 million relating to investments in associates for the year ended December 31, 2025.